Disclosure of detailed information about trade and other receivables explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Trade receivables	$ 102,112	$ 136,482	$ 97,924
Statutory receivables	12,764	13,961	43,808
Receivable from joint venture partners	245	2,808	0
Other receivables	2,032	2,271	10,835
Total current trade and other receivables	117,153	155,522	152,567
Taxes receivable	17,199	14,394	12,424
Receivable from joint venture partners	20,404	16,414	18,681
Other receivables	1,518	1,651	1,543
Trade and other non-current receivables	39,121	32,459	32,648
Trade and other receivables	$ 156,274	$ 187,981	$ 185,215